Equity Method Investments - Additional Information (Detail) - USD ($) $ in Billions			6 Months Ended
	Aug. 01, 2019	Oct. 01, 2018	Jun. 30, 2020
Major business combination [member] | LSEG [member]
Disclosure of associates [line items]
Ownership interest	15.00%
Expected future ownership interest of consortium	37.00%
Potential Partial Cash Consideration from Buyer	$ 2.5
Voting interest in associate	less than 30%
Refinitiv [member]
Disclosure of associates [line items]
Ownership interest		45.00%	45.00%
Refinitiv [member] | Major business combination [member]
Disclosure of associates [line items]
Enterprise Value	$ 27.0